Notes Payable (Notes Payable Represent Promissory Notes) (Parenthetical) (Detail) (USD $)				12 Months Ended
	Mar. 21, 2013	Sep. 30, 2014 Officer and Shareholder	Dec. 31, 2013 Officer and Shareholder	Dec. 31, 2013 President and Ceo Secured By Asset	Dec. 31, 2013 Officer
Notes and Promissory Notes [Line Items]
Interest percentage	16.00%	18.50%	18.50%	31.00%	7.49%
Debt Instrument, Frequency of Periodic Payment				12 blended monthly payments
Debt Instrument, Periodic Payment, Principal				$ 5,645	$ 2,691